Document and Entity Information	Oct. 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 03, 2023
Entity File Number	001-38247
Entity Registrant Name	AYTU BIOPHARMA, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0883144
Entity Address, Address Line One	7900 E. Union Avenue
Entity Address, Adress Line Two	Suite 920
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	720
Local Phone Number	437-6580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AYTU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001385818
Amendment Flag	false